Financial instruments	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
3.	Financial instruments:

a) For cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities carrying amounts approximate fair value due to the relatively short periods to maturity of these financial instruments. Classification of the Company’s financial instruments are as follows:

	2011	2010
Financial assets:
Held for trading, measured at fair value:
Cash and cash equivalents	$7,397,025	$12,458,750

Loans and receivables measured at amortized cost:
Accounts receivable	$287,155	$75,150

Financial liabilities, measured at amortized cost:
Accounts payable	217,539	143,253
Accrued liabilities	281,011	562,994
	$498,550	$706,247

The Company had neither available for sale, nor held to maturity financial instruments during the periods ended December 31, 2011, 2010 and 2009.

b) Investment income: The Company has recorded investment income in relation to the following financial instruments:

	2011	2010	2009
Financial assets held for trading:
Interest income earned on cash and cash equivalents	$22,169	$57,277	$61,314
	$22,169	$57,277	$61,314

(c) Accounts receivable: The Company’s accounts receivable is comprised of the following:

	2011	2010	2009
Trade receivables	$287,155	$75,150	$104,717
Allowance for doubtful accounts	–	–	(25,000)
	$287,155	$75,150	$79,717